EMPLOYEES' RIGHTS UPON RETIREMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employees Rights Upon Retirement [Line Items]
Severance Costs	$ 68	$ 77	$ 147